BALANCE SHEETS - USD ($)	Mar. 31, 2015	Mar. 31, 2014
ASSETS
Cash and cash equivalents	$ 2,523,234	$ 2,294,311
Other assets	357,489	2,200
Assets	2,880,723	2,296,511
LIABILITIES
Accounts payable and accrued expenses	28,234	23,234
Accounts payable - affiliates	16,781,463	18,789,507
Capital contributions payable	76,455	85,274
Liabilities	16,886,152	18,898,015
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(12,054,726)	(14,624,840)
General Partner	(1,950,703)	(1,976,664)
Partners' capital (deficit)	(14,005,429)	(16,601,504)
Liabilities and Stockholders' Equity	2,880,723	2,296,511
Series Fifteen [Member]
ASSETS
Cash and cash equivalents	414,859	161,422
Other assets	0	0
Assets	414,859	161,422
LIABILITIES
Accounts payable and accrued expenses	6,246	1,246
Accounts payable - affiliates	3,695,825	4,038,349
Capital contributions payable	0	0
Liabilities	3,702,071	4,039,595
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(2,932,151)	(3,517,202)
General Partner	(355,061)	(360,971)
Partners' capital (deficit)	(3,287,212)	(3,878,173)
Liabilities and Stockholders' Equity	414,859	161,422
Series Sixteen [Member]
ASSETS
Cash and cash equivalents	221,108	176,922
Other assets	0	0
Assets	221,108	176,922
LIABILITIES
Accounts payable and accrued expenses	4,488	4,488
Accounts payable - affiliates	8,036,400	7,995,499
Capital contributions payable	50,008	50,008
Liabilities	8,090,896	8,049,995
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(7,324,482)	(7,327,734)
General Partner	(545,306)	(545,339)
Partners' capital (deficit)	(7,869,788)	(7,873,073)
Liabilities and Stockholders' Equity	221,108	176,922
Series Seventeen [Member]
ASSETS
Cash and cash equivalents	197,779	799,176
Other assets	2,200	2,200
Assets	199,979	801,376
LIABILITIES
Accounts payable and accrued expenses	10,000	10,000
Accounts payable - affiliates	685,587	2,208,860
Capital contributions payable	7,893	16,712
Liabilities	703,480	2,235,572
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(81,517)	(1,002,905)
General Partner	(421,984)	(431,291)
Partners' capital (deficit)	(503,501)	(1,434,196)
Liabilities and Stockholders' Equity	199,979	801,376
Series Eighteen [Member]
ASSETS
Cash and cash equivalents	306,518	355,319
Other assets	355,289	0
Assets	661,807	355,319
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	4,363,651	4,546,799
Capital contributions payable	18,554	18,554
Liabilities	4,382,205	4,565,353
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	(3,372,966)	(3,857,706)
General Partner	(347,432)	(352,328)
Partners' capital (deficit)	(3,720,398)	(4,210,034)
Liabilities and Stockholders' Equity	661,807	355,319
Series Nineteen [Member]
ASSETS
Cash and cash equivalents	1,382,970	801,472
Other assets	0	0
Assets	1,382,970	801,472
LIABILITIES
Accounts payable and accrued expenses	7,500	7,500
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	7,500	7,500
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest Capital	0	0
Limited Partners Interest	1,656,390	1,080,707
General Partner	(280,920)	(286,735)
Partners' capital (deficit)	1,375,470	793,972
Liabilities and Stockholders' Equity	$ 1,382,970	$ 801,472